UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3759

Variable Insurance Products Fund IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

September 30, 2016

VCI-QTLY-1116
1.807732.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Auto Components - 1.7%
Auto Parts & Equipment - 1.7%
Tenneco, Inc. (a)	45,851	$2,671,738
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	9,600	497,952
Beverages - 1.5%
Distillers & Vintners - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	4,360	725,896
Soft Drinks - 1.0%
Monster Beverage Corp. (a)	10,830	1,589,952

TOTAL BEVERAGES		2,315,848

Distributors - 0.3%
Distributors - 0.3%
LKQ Corp. (a)	12,500	443,250
Hotels, Restaurants & Leisure - 12.9%
Casinos & Gaming - 1.2%
Las Vegas Sands Corp.	33,459	1,925,231
Hotels, Resorts & Cruise Lines - 4.8%
Accor SA	21,900	868,674
Hilton Worldwide Holdings, Inc.	289,940	6,648,324
		7,516,998
Leisure Facilities - 1.1%
Vail Resorts, Inc.	10,460	1,640,965
Restaurants - 5.8%
Buffalo Wild Wings, Inc. (a)	12,800	1,801,472
Del Frisco's Restaurant Group, Inc. (a)	29,500	397,365
Domino's Pizza, Inc.	6,500	987,025
McDonald's Corp.	5,150	594,104
Starbucks Corp.	95,170	5,152,504
		8,932,470

TOTAL HOTELS, RESTAURANTS & LEISURE		20,015,664

Household Durables - 1.4%
Household Appliances - 1.4%
Techtronic Industries Co. Ltd.	535,908	2,099,310
Household Products - 0.9%
Household Products - 0.9%
Spectrum Brands Holdings, Inc. (b)	10,500	1,445,745
Internet & Direct Marketing Retail - 18.1%
Internet & Direct Marketing Retail - 18.1%
Amazon.com, Inc. (a)	29,738	24,899,922
Liberty Interactive Corp. QVC Group Series A (a)	69,000	1,380,690
Ocado Group PLC (a)(b)	543,209	1,862,293
		28,142,905
Leisure Products - 1.0%
Leisure Products - 1.0%
Mattel, Inc.	49,000	1,483,720
Media - 22.6%
Advertising - 2.8%
Interpublic Group of Companies, Inc.	192,357	4,299,179
Cable & Satellite - 11.1%
Charter Communications, Inc. Class A (a)	36,677	9,901,690
Comcast Corp. Class A	50,640	3,359,458
DISH Network Corp. Class A(a)	9,100	498,498
Naspers Ltd. Class N	14,740	2,551,095
Sirius XM Holdings, Inc. (a)	233,400	973,278
		17,284,019
Movies & Entertainment - 8.7%
The Walt Disney Co.	137,957	12,810,687
Time Warner, Inc.	7,900	628,919
		13,439,606

TOTAL MEDIA		35,022,804

Multiline Retail - 2.8%
General Merchandise Stores - 2.8%
B&M European Value Retail S.A.	386,784	1,278,392
Dollar Tree, Inc. (a)	37,900	2,991,447
		4,269,839
Specialty Retail - 25.0%
Apparel Retail - 12.7%
Inditex SA	34,149	1,265,922
L Brands, Inc.	110,900	7,848,393
Ross Stores, Inc.	129,300	8,313,990
TJX Companies, Inc.	27,717	2,072,677
Zumiez, Inc. (a)(b)	10,600	190,800
		19,691,782
Automotive Retail - 4.1%
Advance Auto Parts, Inc.	10,347	1,542,945
AutoZone, Inc. (a)	2,971	2,282,738
O'Reilly Automotive, Inc. (a)	8,860	2,481,775
		6,307,458
Home Improvement Retail - 8.2%
Home Depot, Inc.	99,400	12,790,792

TOTAL SPECIALTY RETAIL		38,790,032

Textiles, Apparel & Luxury Goods - 8.3%
Apparel, Accessories & Luxury Goods - 3.1%
G-III Apparel Group Ltd. (a)	32,452	945,976
Regina Miracle International Holdings Ltd.	90,019	123,496
VF Corp.	67,500	3,783,375
		4,852,847
Footwear - 5.2%
NIKE, Inc. Class B	153,770	8,095,991

TOTAL TEXTILES, APPAREL & LUXURY GOODS		12,948,838

TOTAL COMMON STOCKS
(Cost $123,735,567)		150,147,645
	Principal Amount	Value

Convertible Bonds - 0.3%
Media - 0.3%
Cable & Satellite - 0.3%
DISH Network Corp. 3.375% 8/15/26 (c)
(Cost $410,000)	410,000	448,950
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.43% (d)	4,891,373	4,892,840
Fidelity Securities Lending Cash Central Fund 0.46%(d)(e)	3,460,869	3,461,562
TOTAL MONEY MARKET FUNDS
(Cost $8,352,708)		8,354,402
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $132,498,275)		158,950,997
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(3,839,000)
NET ASSETS - 100%		$155,111,997

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $448,950 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,279
Fidelity Securities Lending Cash Central Fund	161,720
Total	$168,999

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$150,147,645	$145,373,744	$4,773,901	$--
Convertible Bonds	448,950	--	448,950	--
Money Market Funds	8,354,402	8,354,402	--	--
Total Investments in Securities:	$158,950,997	$153,728,146	$5,222,851	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $132,605,965. Net unrealized appreciation aggregated $26,345,032, of which $32,587,736 related to appreciated investment securities and $6,242,704 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Materials Portfolio

September 30, 2016

VMATP-QTLY-1116
1.856922.109

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Chemicals - 64.9%
Commodity Chemicals - 8.1%
Essentra PLC	20,600	$129,739
LyondellBasell Industries NV Class A	33,216	2,679,203
Olin Corp.	25,000	513,000
Orion Engineered Carbons SA	21,922	410,818
Trinseo SA	5,100	288,456
Westlake Chemical Corp.	8,100	433,350
		4,454,566
Diversified Chemicals - 30.9%
Ashland Global Holdings, Inc.	20,300	2,353,785
E.I. du Pont de Nemours & Co.	121,100	8,110,068
Eastman Chemical Co.	43,435	2,939,681
Ingevity Corp. (a)	17,233	794,441
The Chemours Co. LLC	18,700	299,200
The Dow Chemical Co.	50,200	2,601,866
		17,099,041
Fertilizers & Agricultural Chemicals - 10.3%
Agrium, Inc.	6,100	552,601
CF Industries Holdings, Inc.	40,300	981,305
Monsanto Co.	35,927	3,671,739
The Scotts Miracle-Gro Co. Class A	5,700	474,639
		5,680,284
Specialty Chemicals - 15.6%
Axalta Coating Systems (a)	25,200	712,404
Ecolab, Inc.	20,728	2,523,012
Frutarom Industries Ltd.	9,200	484,508
PPG Industries, Inc.	25,500	2,635,680
W.R. Grace & Co.	30,746	2,269,055
		8,624,659

TOTAL CHEMICALS		35,858,550

Construction Materials - 3.9%
Construction Materials - 3.9%
Eagle Materials, Inc.	27,788	2,148,012
Containers & Packaging - 20.8%
Metal & Glass Containers - 5.8%
Ball Corp.	39,300	3,220,635
Paper Packaging - 15.0%
Graphic Packaging Holding Co.	236,000	3,301,640
Sealed Air Corp.	20,800	953,056
WestRock Co.	83,498	4,047,983
		8,302,679

TOTAL CONTAINERS & PACKAGING		11,523,314

Metals & Mining - 6.7%
Diversified Metals & Mining - 3.6%
Compass Minerals International, Inc. (b)	10,000	737,000
Rio Tinto PLC	37,600	1,249,682
		1,986,682
Gold - 3.1%
B2Gold Corp. (a)	10,000	26,221
Barrick Gold Corp.	33,300	589,625
Franco-Nevada Corp.	7,400	517,004
Randgold Resources Ltd. sponsored ADR (b)	5,800	580,406
		1,713,256

TOTAL METALS & MINING		3,699,938

Trading Companies & Distributors - 1.6%
Trading Companies & Distributors - 1.6%
Nexeo Solutions, Inc. (a)	18,300	150,792
Nexeo Solutions, Inc. (c)	39,000	321,360
Univar, Inc. (a)	19,000	415,150
		887,302
TOTAL COMMON STOCKS
(Cost $45,414,719)		54,117,116

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.43% (d)	1,238,462	1,238,833
Fidelity Securities Lending Cash Central Fund 0.46% (d)(e)	1,224,371	1,224,616
TOTAL MONEY MARKET FUNDS
(Cost $2,463,039)		2,463,449
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $47,877,758)		56,580,565
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(1,318,900)
NET ASSETS - 100%		$55,261,665

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $321,360 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$390,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,349
Fidelity Securities Lending Cash Central Fund	5,009
Total	$7,358

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$54,117,116	$52,867,434	$1,249,682	$--
Money Market Funds	2,463,449	2,463,449	--	--
Total Investments in Securities:	$56,580,565	$55,330,883	$1,249,682	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $48,088,776. Net unrealized appreciation aggregated $8,491,789, of which $9,862,947 related to appreciated investment securities and $1,371,158 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Health Care Portfolio

September 30, 2016

VHC-QTLY-1116
1.807727.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Biotechnology - 29.8%
Biotechnology - 29.8%
Ablynx NV (a)(b)	251,400	$3,161,582
AC Immune SA	50,500	831,735
ACADIA Pharmaceuticals, Inc. (a)	8,400	267,204
Acceleron Pharma, Inc. (a)	61,814	2,237,049
Acorda Therapeutics, Inc. (a)	172,384	3,599,378
Actelion Ltd.	21,470	3,717,194
Advanced Accelerator Applications SA sponsored ADR (b)	61,100	2,326,688
Advaxis, Inc. (a)(b)	200,000	2,138,000
Alexion Pharmaceuticals, Inc. (a)	204,300	25,034,922
Alnylam Pharmaceuticals, Inc. (a)	62,313	4,223,575
Amgen, Inc.	335,000	55,881,350
Amicus Therapeutics, Inc. (a)	342,400	2,533,760
Arena Pharmaceuticals, Inc. (a)(b)	884,999	1,548,748
Array BioPharma, Inc. (a)	400,000	2,700,000
BeiGene Ltd. ADR(b)	32,600	1,004,406
Biogen, Inc. (a)	31,348	9,812,864
BioMarin Pharmaceutical, Inc. (a)	23,500	2,174,220
bluebird bio, Inc. (a)(b)	17,900	1,213,262
Blueprint Medicines Corp. (a)(b)	69,300	2,058,210
Celgene Corp. (a)	35,000	3,658,550
Cellectis SA sponsored ADR (a)(b)	86,200	2,075,696
Curis, Inc. (a)	114,590	299,080
Cytokinetics, Inc. (a)(b)	128,000	1,175,040
CytomX Therapeutics, Inc. (a)(b)	53,300	835,744
Five Prime Therapeutics, Inc. (a)	46,340	2,432,387
Galapagos Genomics NV sponsored ADR (a)	48,200	3,116,612
Gilead Sciences, Inc.	130,000	10,285,600
Heron Therapeutics, Inc. (a)(b)	72,775	1,253,913
Incyte Corp. (a)	20,300	1,914,087
Insmed, Inc. (a)	330,000	4,791,600
Intercept Pharmaceuticals, Inc. (a)	31,592	5,199,727
Neurocrine Biosciences, Inc. (a)	82,000	4,152,480
Proteostasis Therapeutics, Inc.	63,300	986,847
Puma Biotechnology, Inc. (a)(b)	130,300	8,736,615
Radius Health, Inc. (a)(b)	60,000	3,245,400
Regeneron Pharmaceuticals, Inc. (a)	26,400	10,613,328
Spark Therapeutics, Inc. (a)(b)	57,548	3,456,333
TESARO, Inc. (a)(b)	79,500	7,969,080
Ultragenyx Pharmaceutical, Inc. (a)	75,000	5,320,500
Vertex Pharmaceuticals, Inc. (a)	327,200	28,535,112
Xencor, Inc. (a)	105,700	2,588,593
		239,106,471
Capital Markets - 0.3%
Asset Management & Custody Banks - 0.3%
RPI International Holdings LP (c)	21,133	2,769,691
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	84,159	1,990,360
Health Care Equipment & Supplies - 28.5%
Health Care Equipment - 26.6%
Atricure, Inc. (a)	220,000	3,480,400
Boston Scientific Corp. (a)	1,770,000	42,126,000
DexCom, Inc. (a)	112,000	9,817,920
Edwards Lifesciences Corp. (a)	12,950	1,561,252
Insulet Corp. (a)	178,800	7,320,072
Integra LifeSciences Holdings Corp. (a)	90,000	7,429,500
Intuitive Surgical, Inc. (a)	28,400	20,585,172
Medtronic PLC	929,800	80,334,721
Nevro Corp. (a)(b)	37,000	3,862,430
NxStage Medical, Inc. (a)	106,716	2,666,833
Penumbra, Inc. (a)(b)	100,000	7,599,000
Wright Medical Group NV (a)	400,000	9,812,000
Zeltiq Aesthetics, Inc. (a)(b)	183,100	7,181,182
Zimmer Biomet Holdings, Inc.	75,300	9,790,506
		213,566,988
Health Care Supplies - 1.9%
ICU Medical, Inc. (a)	22,000	2,780,360
The Cooper Companies, Inc.	43,174	7,739,371
The Spectranetics Corp. (a)	192,800	4,837,352
		15,357,083

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		228,924,071

Health Care Providers & Services - 14.4%
Health Care Distributors & Services - 3.1%
Amplifon SpA	280,000	2,874,877
EBOS Group Ltd.	400,000	5,490,251
McKesson Corp.	94,037	15,680,670
Oriola-KD Oyj	232,800	1,059,139
		25,104,937
Health Care Facilities - 1.5%
Surgical Care Affiliates, Inc. (a)	105,700	5,153,932
Universal Health Services, Inc. Class B	56,000	6,900,320
		12,054,252
Health Care Services - 2.0%
Adeptus Health, Inc. Class A (a)(b)	47,700	2,053,485
American Renal Associates Holdings, Inc.	100,900	1,843,443
Envision Healthcare Holdings, Inc. (a)	310,000	6,903,700
Premier, Inc. (a)	60,200	1,946,868
Teladoc, Inc. (a)(b)	69,800	1,278,038
United Drug PLC (United Kingdom)	251,400	2,088,712
		16,114,246
Managed Health Care - 7.8%
Anthem, Inc.	108,600	13,608,666
Cigna Corp.	135,200	17,619,264
Humana, Inc.	19,600	3,467,044
UnitedHealth Group, Inc.	198,200	27,748,000
		62,442,974

TOTAL HEALTH CARE PROVIDERS & SERVICES		115,716,409

Health Care Technology - 3.3%
Health Care Technology - 3.3%
athenahealth, Inc. (a)(b)	86,000	10,846,320
Castlight Health, Inc. (a)	104,900	436,384
Evolent Health, Inc. (a)(b)	101,875	2,508,163
HealthStream, Inc. (a)	180,000	4,968,000
Medidata Solutions, Inc. (a)	145,000	8,085,200
		26,844,067
Life Sciences Tools & Services - 1.4%
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	231,600	10,906,044
Pharmaceuticals - 21.0%
Pharmaceuticals - 21.0%
Allergan PLC (a)	270,300	62,252,793
Amphastar Pharmaceuticals, Inc. (a)	160,000	3,035,200
AstraZeneca PLC (United Kingdom)	118,683	7,684,947
Bristol-Myers Squibb Co.	200,000	10,784,000
Catalent, Inc. (a)	355,600	9,188,704
Dechra Pharmaceuticals PLC	210,000	3,791,628
Eisai Co. Ltd.	70,000	4,378,047
Endo International PLC (a)	132,703	2,673,965
GlaxoSmithKline PLC	342,800	7,301,142
Horizon Pharma PLC (a)	128,200	2,324,266
Jazz Pharmaceuticals PLC (a)	39,563	4,806,113
Jiangsu Hengrui Medicine Co. Ltd.	446,464	2,950,592
Lee's Pharmaceutical Holdings Ltd.	1,786,500	1,682,938
Mylan N.V. (a)	65,000	2,477,800
Sun Pharmaceutical Industries Ltd.	323,492	3,617,484
Teva Pharmaceutical Industries Ltd. sponsored ADR	649,200	29,869,692
The Medicines Company (a)(b)	108,700	4,102,338
TherapeuticsMD, Inc. (a)(b)	700,000	4,767,000
Theravance Biopharma, Inc. (a)	21,845	791,663
		168,480,312
Professional Services - 0.9%
Human Resource & Employment Services - 0.9%
WageWorks, Inc. (a)	115,000	7,004,650
TOTAL COMMON STOCKS
(Cost $681,350,089)		801,742,075

Convertible Preferred Stocks - 0.2%
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)
(Cost $1,193,163)	181,172	1,436,694

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.43% (d)	873,646	873,908
Fidelity Securities Lending Cash Central Fund 0.46% (d)(e)	37,991,109	37,998,708
TOTAL MONEY MARKET FUNDS
(Cost $38,865,017)		38,872,616
TOTAL INVESTMENT PORTFOLIO - 104.8%
(Cost $721,408,269)		842,051,385
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(38,564,383)
NET ASSETS - 100%		$803,487,002

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,206,385 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$1,193,163
RPI International Holdings LP	5/21/15 - 3/23/16	$2,801,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,337
Fidelity Securities Lending Cash Central Fund	360,381
Total	$372,718

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$801,742,075	$771,357,234	$27,615,150	$2,769,691
Convertible Preferred Stocks	1,436,694	--	--	1,436,694
Money Market Funds	38,872,616	38,872,616	--	--
Total Investments in Securities:	$842,051,385	$810,229,850	$27,615,150	$4,206,385

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$7,605,553

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $724,308,773. Net unrealized appreciation aggregated $117,742,612, of which $172,624,914 related to appreciated investment securities and $54,882,302 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Real Estate Portfolio

September 30, 2016

VIPRE-QTLY-1116
1.808791.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 95.8%
REITs - Apartments - 17.1%
American Homes 4 Rent Class A	225,700	$4,884,148
Apartment Investment & Management Co. Class A	195,976	8,997,258
AvalonBay Communities, Inc.	186,642	33,192,413
Equity Residential (SBI)	184,070	11,841,223
Essex Property Trust, Inc.	74,348	16,557,300
Mid-America Apartment Communities, Inc.	24,700	2,321,553
Monogram Residential Trust, Inc.	486,000	5,171,040
Post Properties, Inc.	166,600	11,017,258
UDR, Inc.	302,100	10,872,579
		104,854,772
REITs - Diversified - 5.7%
Digital Realty Trust, Inc.	46,100	4,477,232
Forest City Realty Trust, Inc.	479,521	11,091,321
Liberty Property Trust (SBI)	394,600	15,922,110
Vornado Realty Trust	34,810	3,523,120
		35,013,783
REITs - Health Care - 11.7%
Healthcare Realty Trust, Inc.	486,200	16,559,972
Sabra Health Care REIT, Inc.	272,014	6,849,313
Ventas, Inc.	496,510	35,068,501
Welltower, Inc.	174,228	13,027,028
		71,504,814
REITs - Hotels - 3.9%
Ashford Hospitality Prime, Inc.	94,682	1,335,016
FelCor Lodging Trust, Inc.	1,034,486	6,651,745
Host Hotels & Resorts, Inc.	682,578	10,627,739
LaSalle Hotel Properties (SBI)	192,500	4,594,975
Sunstone Hotel Investors, Inc.	48,100	615,199
		23,824,674
REITs - Management/Investment - 4.3%
American Assets Trust, Inc.	128,708	5,583,353
Coresite Realty Corp.	150,000	11,106,000
Empire State Realty Trust, Inc.	444,800	9,318,560
		26,007,913
REITs - Manufactured Homes - 1.2%
Equity Lifestyle Properties, Inc.	96,010	7,410,052
REITs - Office Property - 14.5%
Boston Properties, Inc.	231,777	31,588,887
Douglas Emmett, Inc.	359,400	13,164,822
Equity Commonwealth (a)	61,500	1,858,530
Highwoods Properties, Inc. (SBI)	178,200	9,287,784
Hudson Pacific Properties, Inc.	56,602	1,860,508
Mack-Cali Realty Corp.	602,300	16,394,606
New York (REIT), Inc.	164,700	1,507,005
SL Green Realty Corp.	45,759	4,946,548
VEREIT, Inc.	775,900	8,046,083
		88,654,773
REITs - Regional Malls - 14.8%
General Growth Properties, Inc.	339,800	9,378,480
Pennsylvania Real Estate Investment Trust (SBI)	303,300	6,984,999
Simon Property Group, Inc.	313,499	64,897,428
Taubman Centers, Inc.	121,600	9,048,256
		90,309,163
REITs - Shopping Centers - 9.1%
Brixmor Property Group, Inc.	418,700	11,635,673
Cedar Shopping Centers, Inc.	759,591	5,469,055
DDR Corp.	463,400	8,077,062
Federal Realty Investment Trust (SBI)	11,600	1,785,588
Ramco-Gershenson Properties Trust (SBI)	268,242	5,026,855
Urban Edge Properties	703,108	19,785,459
WP Glimcher, Inc.	317,200	3,926,936
		55,706,628
REITs - Storage - 8.0%
Extra Space Storage, Inc.	319,400	25,363,554
Public Storage	105,555	23,553,543
		48,917,097
REITs - Warehouse/Industrial - 5.5%
DCT Industrial Trust, Inc.	419,470	20,365,269
Prologis, Inc.	179,937	9,633,827
Terreno Realty Corp.	133,281	3,666,560
		33,665,656

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		585,869,325

Hotels, Restaurants & Leisure - 0.9%
Hotels, Resorts & Cruise Lines - 0.9%
Hilton Worldwide Holdings, Inc.	229,000	5,250,970
TOTAL COMMON STOCKS
(Cost $458,174,828)		591,120,295

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.43% (b)	7,268,127	7,270,307
(Cost $7,269,044)
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $465,443,872)		598,390,602
NET OTHER ASSETS (LIABILITIES) - 2.1%		13,081,582
NET ASSETS - 100%		$611,472,184

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,879
Fidelity Securities Lending Cash Central Fund	2,653
Total	$29,532

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $466,709,351. Net unrealized appreciation aggregated $131,681,251, of which $140,607,916 related to appreciated investment securities and $8,926,665 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Energy Portfolio

September 30, 2016

VNR-QTLY-1116
1.807722.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Chemicals - 0.6%
Commodity Chemicals - 0.6%
LyondellBasell Industries NV Class A	24,900	$2,008,434
Electric Utilities - 1.1%
Electric Utilities - 1.1%
DONG Energy A/S	89,312	3,705,668
Energy Equipment & Services - 16.4%
Oil & Gas Drilling - 0.6%
Nabors Industries Ltd.	80,000	972,800
Odfjell Drilling A/S (a)(b)	239,550	255,593
Trinidad Drilling Ltd.	91,100	174,291
Xtreme Drilling & Coil Services Corp. (a)	345,800	624,678
		2,027,362
Oil & Gas Equipment & Services - 15.8%
Baker Hughes, Inc.	308,900	15,590,183
Dril-Quip, Inc. (a)	49,944	2,783,879
Exterran Corp. (a)	16,900	264,992
Frank's International NV (b)	206,900	2,689,700
Halliburton Co.	109,200	4,900,896
Newpark Resources, Inc. (a)	314,500	2,314,720
Oceaneering International, Inc.	80,149	2,204,899
RigNet, Inc. (a)	29,300	443,016
Schlumberger Ltd.	238,109	18,724,892
Superior Energy Services, Inc.	43,600	780,440
Tesco Corp.	79,600	649,536
Total Energy Services, Inc.	13,800	141,582
		51,488,735

TOTAL ENERGY EQUIPMENT & SERVICES		53,516,097

Independent Power and Renewable Electricity Producers - 0.7%
Renewable Electricity - 0.7%
NextEra Energy Partners LP	77,200	2,159,284
Metals & Mining - 0.4%
Diversified Metals & Mining - 0.4%
Hi-Crush Partners LP (a)	86,700	1,329,978
Oil, Gas & Consumable Fuels - 79.8%
Coal & Consumable Fuels - 0.4%
CONSOL Energy, Inc.	61,500	1,180,800
Integrated Oil & Gas - 10.2%
Chevron Corp.	125,531	12,919,651
Exxon Mobil Corp.	201,548	17,591,109
Occidental Petroleum Corp.	25,000	1,823,000
Suncor Energy, Inc.	32,100	891,103
		33,224,863
Oil & Gas Exploration & Production - 57.1%
Anadarko Petroleum Corp.	234,534	14,860,074
Apache Corp.	71,800	4,585,866
ARC Resources Ltd. (b)	20,400	368,987
Cabot Oil & Gas Corp.	87,800	2,265,240
California Resources Corp.	1	13
Callon Petroleum Co. (a)	311,600	4,892,120
Canadian Natural Resources Ltd.	9,400	300,496
Carrizo Oil & Gas, Inc. (a)	105,800	4,297,596
Chesapeake Energy Corp. (a)(b)	105,400	660,858
Cimarex Energy Co.	82,587	11,097,215
Clayton Williams Energy, Inc. (a)	3,700	316,128
Concho Resources, Inc. (a)	43,100	5,919,785
ConocoPhillips Co.	119,000	5,172,930
Continental Resources, Inc. (a)	90,000	4,676,400
Devon Energy Corp.	112,100	4,944,731
Diamondback Energy, Inc. (a)	100,600	9,711,924
Eclipse Resources Corp. (a)(b)	2,912	9,580
EOG Resources, Inc.	203,842	19,713,558
Gran Tierra Energy, Inc. (Canada) (a)	121,900	365,156
Hess Corp.	98,400	5,276,208
Jones Energy, Inc. (a)	103,400	368,104
Marathon Oil Corp.	403,200	6,374,592
Newfield Exploration Co. (a)	248,000	10,778,080
Noble Energy, Inc.	294,312	10,518,711
Oasis Petroleum, Inc. (a)	62,300	714,581
Parsley Energy, Inc. Class A (a)	165,630	5,550,261
PDC Energy, Inc. (a)	101,234	6,788,752
Pioneer Natural Resources Co.	80,665	14,975,457
QEP Resources, Inc.	112,900	2,204,937
Rice Energy, Inc. (a)	417,114	10,890,847
Ring Energy, Inc. (a)	95,500	1,045,725
RSP Permian, Inc. (a)	55,600	2,156,168
Seven Generations Energy Ltd. (a)	195,200	4,698,667
SM Energy Co.	170,910	6,593,708
Southwestern Energy Co. (a)	23,600	326,624
TAG Oil Ltd. (a)	120,900	83,859
Whiting Petroleum Corp. (a)(b)	292,900	2,559,946
		186,063,884
Oil & Gas Refining & Marketing - 5.1%
Keyera Corp.	90,100	2,913,253
Phillips 66 Co.	86,451	6,963,628
Valero Energy Corp.	70,488	3,735,864
Western Refining, Inc.	42,200	1,116,612
World Fuel Services Corp.	43,665	2,019,943
		16,749,300
Oil & Gas Storage & Transport - 7.0%
Cheniere Energy Partners LP Holdings LLC	62,800	1,428,072
Cheniere Energy, Inc. (a)	20,200	880,720
Enterprise Products Partners LP	110,200	3,044,826
Gener8 Maritime, Inc. (a)	27,900	142,848
Golar LNG Ltd. (b)	58,500	1,240,200
Kinder Morgan, Inc.	90,900	2,102,517
Magellan Midstream Partners LP	4,870	344,504
Noble Midstream Partners LP	1,700	47,430
Plains All American Pipeline LP	28,700	901,467
Rice Midstream Partners LP	101,100	2,452,686
Shell Midstream Partners LP	28,500	914,280
Targa Resources Corp.	65,200	3,201,972
Teekay LNG Partners LP	20,900	316,217
The Williams Companies, Inc.	162,600	4,996,698
Williams Partners LP	22,600	840,494
		22,854,931

TOTAL OIL, GAS & CONSUMABLE FUELS		260,073,778

TOTAL COMMON STOCKS
(Cost $265,817,659)		322,793,239

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.43% (c)	3,864,833	3,865,993
Fidelity Securities Lending Cash Central Fund 0.46% (c)(d)	5,641,690	5,642,818
TOTAL MONEY MARKET FUNDS
(Cost $9,507,090)		9,508,811
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $275,324,749)		332,302,050
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(6,314,993)
NET ASSETS - 100%		$325,987,057

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,727
Fidelity Securities Lending Cash Central Fund	31,804
Total	$41,531

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $281,723,477. Net unrealized appreciation aggregated $50,578,573, of which $66,306,845 related to appreciated investment securities and $15,728,272 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Industrials Portfolio

September 30, 2016

VCY-QTLY-1116
1.807737.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Aerospace & Defense - 24.9%
Aerospace & Defense - 24.9%
Astronics Corp. (a)	10,600	$477,530
BWX Technologies, Inc.	24,900	955,413
General Dynamics Corp.	45,000	6,982,200
Hexcel Corp.	46,500	2,059,950
Northrop Grumman Corp.	24,600	5,263,170
Orbital ATK, Inc.	13,349	1,017,594
Raytheon Co.	34,800	4,737,324
Rockwell Collins, Inc.	13,018	1,097,938
Taser International, Inc. (a)	17,300	494,953
Teledyne Technologies, Inc. (a)	26,278	2,836,185
Textron, Inc.	55,803	2,218,169
TransDigm Group, Inc. (a)	4,400	1,272,128
United Technologies Corp.	79,323	8,059,217
		37,471,771
Air Freight & Logistics - 0.5%
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	10,900	768,014
Airlines - 2.9%
Airlines - 2.9%
Southwest Airlines Co.	113,000	4,394,570
Building Products - 3.1%
Building Products - 3.1%
A.O. Smith Corp.	21,342	2,108,376
Fortune Brands Home & Security, Inc.	38,500	2,236,850
Masco Corp.	10,800	370,548
		4,715,774
Commercial Services & Supplies - 2.7%
Commercial Printing - 1.1%
Deluxe Corp.	25,000	1,670,500
Environmental & Facility Services - 0.1%
Team, Inc. (a)	4,105	134,275
Office Services & Supplies - 1.5%
West Corp.	101,806	2,247,876

TOTAL COMMERCIAL SERVICES & SUPPLIES		4,052,651

Construction & Engineering - 3.9%
Construction & Engineering - 3.9%
AECOM (a)	165,932	4,933,158
Dycom Industries, Inc. (a)	11,100	907,758
		5,840,916
Electrical Equipment - 8.2%
Electrical Components & Equipment - 7.7%
AMETEK, Inc.	92,300	4,410,094
Eaton Corp. PLC	46,000	3,022,660
Fortive Corp.	63,192	3,216,473
Regal Beloit Corp.	15,600	928,044
		11,577,271
Heavy Electrical Equipment - 0.5%
TPI Composites, Inc.	34,080	724,541

TOTAL ELECTRICAL EQUIPMENT		12,301,812

Health Care Equipment & Supplies - 1.0%
Health Care Equipment - 1.0%
Danaher Corp.	18,985	1,488,234
Industrial Conglomerates - 19.4%
Industrial Conglomerates - 19.4%
General Electric Co.	602,046	17,832,603
Honeywell International, Inc.	79,627	9,283,712
Roper Technologies, Inc.	10,700	1,952,429
		29,068,744
Machinery - 18.4%
Construction Machinery & Heavy Trucks - 7.7%
Allison Transmission Holdings, Inc.	62,100	1,781,028
Caterpillar, Inc.	70,200	6,231,654
Wabtec Corp.	43,000	3,510,950
		11,523,632
Industrial Machinery - 10.7%
Flowserve Corp.	31,700	1,529,208
IDEX Corp.	21,340	1,996,784
Illinois Tool Works, Inc.	7,900	946,736
Ingersoll-Rand PLC	60,300	4,096,782
Pentair PLC	35,300	2,267,672
Rexnord Corp. (a)	75,700	1,620,737
Snap-On, Inc.	13,600	2,066,656
TriMas Corp. (a)	86,662	1,612,780
		16,137,355

TOTAL MACHINERY		27,660,987

Professional Services - 2.4%
Research & Consulting Services - 2.4%
CEB, Inc.	18,977	1,033,677
IHS Markit Ltd. (a)	6,900	259,095
Verisk Analytics, Inc. (a)	28,752	2,336,963
		3,629,735
Road & Rail - 6.5%
Railroads - 1.7%
Norfolk Southern Corp.	26,300	2,552,678
Trucking - 4.8%
J.B. Hunt Transport Services, Inc.	68,846	5,586,164
Old Dominion Freight Lines, Inc. (a)	22,700	1,557,447
		7,143,611

TOTAL ROAD & RAIL		9,696,289

Trading Companies & Distributors - 3.5%
Trading Companies & Distributors - 3.5%
HD Supply Holdings, Inc. (a)	87,900	2,811,042
Univar, Inc. (a)	43,600	952,660
Wolseley PLC	25,330	1,424,623
		5,188,325
TOTAL COMMON STOCKS
(Cost $123,151,816)		146,277,822

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.43% (b)
(Cost $3,801,873)	3,801,347	3,802,487
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $126,953,689)		150,080,309
NET OTHER ASSETS (LIABILITIES) - 0.1%		126,501
NET ASSETS - 100%		$150,206,810

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,499
Fidelity Securities Lending Cash Central Fund	37
Total	$7,536

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$146,277,822	$144,853,199	$1,424,623	$--
Money Market Funds	3,802,487	3,802,487	--	--
Total Investments in Securities:	$150,080,309	$148,655,686	$1,424,623	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $127,185,615. Net unrealized appreciation aggregated $22,894,694, of which $24,918,055 related to appreciated investment securities and $2,023,361 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Telecommunications Portfolio

September 30, 2016

VTELP-QTLY-1116
1.856920.109

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Communications Equipment - 0.8%
Communications Equipment - 0.8%
NetScout Systems, Inc. (a)	8,400	$245,700
Telit Communications PLC (b)	135,000	472,447
		718,147
Diversified Telecommunication Services - 67.8%
Alternative Carriers - 15.8%
Cogent Communications Group, Inc.	54,790	2,016,820
Globalstar, Inc. (a)(b)	283,400	342,914
Iliad SA	1,440	302,172
Inteliquent, Inc.	16,400	264,696
Iridium Communications, Inc. (a)(b)	229,363	1,860,134
Level 3 Communications, Inc. (a)	75,230	3,489,167
Lumos Networks Corp. (a)	151,118	2,115,652
Vonage Holdings Corp. (a)	205,000	1,355,050
Zayo Group Holdings, Inc. (a)	62,100	1,844,991
		13,591,596
Integrated Telecommunication Services - 52.0%
AT&T, Inc.	401,218	16,293,462
Atlantic Tele-Network, Inc.	20,000	1,300,800
CenturyLink, Inc.	83,390	2,287,388
Cincinnati Bell, Inc. (a)	282,039	1,150,719
Consolidated Communications Holdings, Inc.	30,300	764,772
FairPoint Communications, Inc. (a)	39,400	592,182
Frontier Communications Corp. (b)	468,714	1,949,850
General Communications, Inc. Class A (a)	52,703	724,666
IDT Corp. Class B	3,138	54,099
Nippon Telegraph & Telephone Corp.	19,300	882,705
SBA Communications Corp. Class A (a)	40,536	4,546,518
Spark New Zealand Ltd.	191,150	502,461
Verizon Communications, Inc.	238,071	12,374,931
Windstream Holdings, Inc. (b)	118,688	1,192,814
		44,617,367

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		58,208,963

Equity Real Estate Investment Trusts (REITs) - 2.5%
Specialized REITs - 2.5%
American Tower Corp.	19,182	2,173,896
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	24,900	498,249
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Gogo, Inc. (a)(b)	56,200	620,448
Media - 7.7%
Broadcasting - 0.8%
Nexstar Broadcasting Group, Inc. Class A (b)	12,100	698,291
Cable & Satellite - 6.9%
Altice NV Class A (a)(b)	64,546	1,157,949
Charter Communications, Inc. Class A (a)	3,613	975,402
Comcast Corp. Class A	12,900	855,786
DISH Network Corp. Class A (a)	22,300	1,221,594
Liberty Global PLC:
Class C (a)	21,200	700,448
LiLAC Class C (a)	536	15,035
Megacable Holdings S.A.B. de CV unit	64,100	245,692
NOS SGPS SA	107,100	728,722
		5,900,628

TOTAL MEDIA		6,598,919

Semiconductors & Semiconductor Equipment - 1.0%
Semiconductors - 1.0%
Broadcom Ltd.	2,400	414,048
Qorvo, Inc. (a)	7,600	423,624
		837,672
Technology Hardware, Storage & Peripherals - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	3,700	418,285
Wireless Telecommunication Services - 15.6%
Wireless Telecommunication Services - 15.6%
KDDI Corp.	36,400	1,127,745
Millicom International Cellular SA	4,300	224,460
Shenandoah Telecommunications Co.	26,774	728,521
Sprint Corp. (a)(b)	368,416	2,442,598
T-Mobile U.S., Inc. (a)	103,828	4,850,844
Telephone & Data Systems, Inc.	75,025	2,039,180
U.S. Cellular Corp. (a)	7,000	254,380
VimpelCom Ltd. sponsored ADR	98,000	341,040
Vodafone Group PLC	491,400	1,409,299
		13,418,067
TOTAL COMMON STOCKS
(Cost $75,774,274)		83,492,646

Nonconvertible Preferred Stocks - 0.7%
Diversified Telecommunication Services - 0.7%
Integrated Telecommunication Services - 0.7%
Telecom Italia SpA (Risparmio Shares)
(Cost $527,821)	854,700	579,917
	Principal Amount	Value

Convertible Bonds - 1.2%
Media - 1.2%
Cable & Satellite - 1.2%
DISH Network Corp. 3.375% 8/15/26 (Cost $930,000)(c)	$930,000	1,018,350
	Shares	Value

Money Market Funds - 11.1%
Fidelity Securities Lending Cash Central Fund 0.46% (d)(e)
(Cost $9,538,348)	9,537,885	9,539,792
TOTAL INVESTMENT PORTFOLIO - 110.2%
(Cost $86,770,443)		94,630,705
NET OTHER ASSETS (LIABILITIES) - (10.2)%		(8,768,547)
NET ASSETS - 100%		$85,862,158

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,018,350 or 1.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,099
Fidelity Securities Lending Cash Central Fund	39,251
Total	$44,350

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$83,492,646	$80,072,897	$3,419,749	$--
Nonconvertible Preferred Stocks	579,917	579,917	--	--
Convertible Bonds	1,018,350	--	1,018,350	--
Money Market Funds	9,539,792	9,539,792	--	--
Total Investments in Securities:	$94,630,705	$90,192,606	$4,438,099	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $87,307,605. Net unrealized appreciation aggregated $7,323,100, of which $9,543,195 related to appreciated investment securities and $2,220,095 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Technology Portfolio

September 30, 2016

VTC-QTLY-1116
1.807723.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Auto Components - 0.0%
Tires & Rubber - 0.0%
NDFOS Co. Ltd. (a)	2,256	$29,716
Automobiles - 1.4%
Automobile Manufacturers - 1.4%
Tesla Motors, Inc. (a)	23,600	4,815,108
Banks - 0.2%
Diversified Banks - 0.2%
Han's Laser Technology Co. Ltd. ELS (HSBC Warrant Program) warrants 3/18/19 (a)(b)(c)	177,050	570,282
Biotechnology - 0.1%
Biotechnology - 0.1%
BeiGene Ltd. ADR	500	15,405
Genscript Biotech Corp.	490,000	139,481
		154,886
Capital Markets - 0.3%
Diversified Capital Markets - 0.3%
Lens Technology Co., Ltd. ELS (UBS Warrant Programme) warrants 9/25/17 (a)(b)(c)	224,524	818,765
Chemicals - 1.5%
Industrial Gases - 0.6%
SK Materials Co., Ltd.	9,510	1,370,546
Wonik Materials Co. Ltd. (a)	11,904	759,244
		2,129,790
Specialty Chemicals - 0.9%
Duk San Neolux Co. Ltd. (a)	30,593	867,852
Nitto Denko Corp.	15,000	974,187
Shin-Etsu Chemical Co. Ltd.	2,100	146,523
Soulbrain Co. Ltd.	16,655	927,247
		2,915,809

TOTAL CHEMICALS		5,045,599

Commercial Services & Supplies - 0.4%
Commercial Printing - 0.4%
Nissha Printing Co. Ltd. (d)	58,700	1,450,628
Communications Equipment - 0.3%
Communications Equipment - 0.3%
CommScope Holding Co., Inc. (a)	13,100	394,441
Finisar Corp. (a)	700	20,860
Infinera Corp. (a)	13,600	122,808
Sandvine Corp. (U.K.)	19,488	43,374
ShoreTel, Inc. (a)	9,900	79,200
Wistron NeWeb Corp.	154,300	489,349
		1,150,032
Diversified Consumer Services - 0.5%
Education Services - 0.5%
China Online Education Group sponsored ADR (a)	1,229	25,686
New Oriental Education & Technology Group, Inc. sponsored ADR	37,600	1,743,136
		1,768,822
Diversified Telecommunication Services - 0.1%
Integrated Telecommunication Services - 0.1%
Bharti Infratel Ltd.	73,609	405,170
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Lumenpulse, Inc. (a)	16,075	200,823
Nidec Corp.	3,200	295,786
		496,609
Electronic Equipment & Components - 6.3%
Electronic Components - 3.1%
Alps Electric Co. Ltd.	89,500	2,160,331
Amphenol Corp. Class A	500	32,460
AVX Corp.	1,300	17,927
Chunghwa Precision Test Tech Co. Ltd.	8,000	301,058
Corning, Inc.	1,200	28,380
DTS, Inc.	400	17,016
E Ink Holdings, Inc. GDR (a)(b)	1,000	7,702
InvenSense, Inc. (a)(d)	211,400	1,568,588
Iriso Electronics Co. Ltd.	17,400	932,983
Knowles Corp. (a)	6,827	95,919
Largan Precision Co. Ltd.	16,000	1,953,545
Ledlink Optics, Inc.	216,974	270,102
Mitsumi Electric Co. Ltd. (a)	27,200	153,050
Murata Manufacturing Co. Ltd.	2,400	313,279
Polytronics Technology Corp.	87,000	172,728
Samsung SDI Co. Ltd.	8,282	727,805
Sunny Optical Technology Group Co. Ltd.	81,000	402,459
Taiyo Yuden Co. Ltd.	9,300	91,973
Tong Hsing Electronics Industries Ltd.	15,000	57,048
Universal Display Corp. (a)	4,800	266,448
Vishay Intertechnology, Inc.	1,700	23,953
Yageo Corp.	390,606	814,706
Yaskawa Electric Corp.	3,000	44,871
		10,454,331
Electronic Equipment & Instruments - 0.9%
Chroma ATE, Inc.	812,415	2,193,522
Control4 Corp. (a)	9,900	121,572
Firich Enterprise Co. Ltd.	11,572	28,062
Itron, Inc. (a)	400	22,304
Topcon Corp.	37,200	531,411
VeriFone Systems, Inc. (a)	500	7,870
		2,904,741
Electronic Manufacturing Services - 1.8%
AAC Technology Holdings, Inc.	30,000	303,121
AIC, Inc.	6,000	13,416
KEMET Corp. (a)	2,800	9,996
Merry Electronics Co. Ltd.	196,000	774,451
Trimble Navigation Ltd. (a)	179,470	5,125,663
		6,226,647
Technology Distributors - 0.5%
Anixter International, Inc. (a)	300	19,350
Arrow Electronics, Inc. (a)	600	38,382
Dell Technologies, Inc. (a)	31,800	1,520,040
		1,577,772

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		21,163,491

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
China Medical Technologies, Inc. sponsored ADR (a)	300	0
Intai Technology Corp.	64,000	334,321
		334,321
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	600	22,710
Health Care Technology - 1.3%
Health Care Technology - 1.3%
athenahealth, Inc. (a)	6,600	832,392
Inovalon Holdings, Inc. Class A (a)	47,100	692,841
M3, Inc.	18,400	629,841
Medidata Solutions, Inc. (a)	39,500	2,202,520
		4,357,594
Hotels, Restaurants & Leisure - 0.5%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(d)	59,100	1,041,933
Hotels, Resorts & Cruise Lines - 0.2%
Tuniu Corp. Class A sponsored ADR (a)(d)	65,300	660,836

TOTAL HOTELS, RESTAURANTS & LEISURE		1,702,769

Household Durables - 1.3%
Consumer Electronics - 1.1%
Sky Light Holdings Ltd.	140,000	33,326
Sony Corp.	55,600	1,842,061
Sony Corp. sponsored ADR	54,800	1,819,908
		3,695,295
Household Appliances - 0.2%
iRobot Corp. (a)	500	21,990
Techtronic Industries Co. Ltd.	146,500	573,884
		595,874

TOTAL HOUSEHOLD DURABLES		4,291,169

Independent Power and Renewable Electricity Producers - 0.0%
Renewable Electricity - 0.0%
Vivint Solar, Inc. (a)(d)	3,800	12,008
Industrial Conglomerates - 0.1%
Industrial Conglomerates - 0.1%
Toshiba Corp. (a)	80,000	266,672
Internet & Direct Marketing Retail - 2.6%
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (a)	3,000	2,511,930
Ctrip.com International Ltd. ADR (a)	6,600	307,362
Etsy, Inc. (a)	900	12,852
Groupon, Inc. Class A (a)	156,900	808,035
InterPark INT Corp.	464	5,907
JD.com, Inc. sponsored ADR (a)	12,100	315,689
Jumei International Holding Ltd. sponsored ADR (a)	123,500	722,475
MakeMyTrip Ltd. (a)	3,400	80,240
MySale Group PLC (a)	59,700	71,964
Netflix, Inc. (a)	16,500	1,626,075
Qunar Cayman Islands Ltd. sponsored ADR (a)(d)	71,114	2,062,306
Vipshop Holdings Ltd. ADR (a)	14,700	215,649
Wayfair LLC Class A (a)	600	23,622
		8,764,106
Internet Software & Services - 25.6%
Internet Software & Services - 25.6%
58.com, Inc. ADR (a)(d)	65,980	3,144,607
Akamai Technologies, Inc. (a)	5,700	302,043
Alibaba Group Holding Ltd. sponsored ADR (a)	7,700	814,583
Alphabet, Inc.:
Class A	23,400	18,815,004
Class C (a)	24,361	18,935,562
Amber Road, Inc. (a)	20,000	193,000
Apptio, Inc.	500	10,850
Bazaarvoice, Inc. (a)	600	3,546
Bitauto Holdings Ltd. ADR (a)	5,900	171,572
blinkx PLC (a)	50,400	23,517
ChannelAdvisor Corp. (a)	45,800	592,194
Cimpress NV (a)	600	60,708
Cornerstone OnDemand, Inc. (a)	19,700	905,215
DeNA Co. Ltd.	51,060	1,856,579
eBay, Inc. (a)	2,400	78,960
eGain Communications Corp. (a)	113,400	350,406
Endurance International Group Holdings, Inc. (a)	92,500	809,375
Facebook, Inc. Class A (a)	162,889	20,893,772
Hortonworks, Inc. (a)	400	3,340
Leju Holdings Ltd. ADR (a)	654	3,492
LivePerson, Inc. (a)	8,800	74,008
LogMeIn, Inc. (a)(d)	9,391	848,852
MercadoLibre, Inc.	200	36,994
MINDBODY, Inc. (a)(d)	230,500	4,531,630
mixi, Inc.	4,500	163,039
NetEase, Inc. sponsored ADR	700	168,546
New Relic, Inc. (a)	16,800	643,776
Nutanix, Inc. Class B	6,397	213,020
Phoenix New Media Ltd. ADR (a)(d)	8,800	34,320
Renren, Inc. ADR (a)(d)	52,500	108,150
SINA Corp. (a)	10,200	753,066
SMS Co., Ltd.	41,400	1,107,409
Tencent Holdings Ltd.	19,300	536,579
The Trade Desk, Inc.	400	11,684
Twilio, Inc. Class A (d)	1,100	70,796
Twitter, Inc. (a)	6,100	140,605
Weibo Corp. sponsored ADR (a)(d)	12,520	627,753
Wix.com Ltd. (a)	20,600	894,658
Xunlei Ltd. sponsored ADR (a)	192,407	1,037,074
Yahoo!, Inc. (a)	133,300	5,745,230
		85,715,514
IT Services - 6.1%
Data Processing & Outsourced Services - 5.8%
Alliance Data Systems Corp. (a)	400	85,812
Amadeus IT Holding SA Class A	7,300	364,674
eClerx Services Ltd.	6,580	148,733
EVERTEC, Inc.	9,900	166,122
Fidelity National Information Services, Inc.	28,700	2,210,761
Fiserv, Inc. (a)	8,000	795,760
FleetCor Technologies, Inc. (a)	13,900	2,414,847
Global Payments, Inc.	29,500	2,264,420
PayPal Holdings, Inc. (a)	2,400	98,328
Paysafe Group PLC (a)	461,332	2,667,479
Syntel, Inc.	4,000	167,640
Teletech Holdings, Inc.	4,994	144,776
The Western Union Co.	4,100	85,362
Total System Services, Inc.	15,900	749,685
Travelport Worldwide Ltd.	51,000	766,530
Vantiv, Inc. (a)	12,200	686,494
Visa, Inc. Class A	69,000	5,706,300
		19,523,723
IT Consulting & Other Services - 0.3%
China Information Technology, Inc. (a)	42	34
IBM Corp.	100	15,885
Lionbridge Technologies, Inc. (a)	132,300	661,500
ServiceSource International, Inc. (a)	22,300	108,824
Virtusa Corp. (a)	10,000	246,800
		1,033,043

TOTAL IT SERVICES		20,556,766

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	94,814	206,558
Machinery - 0.1%
Industrial Machinery - 0.1%
HIWIN Technologies Corp.	57,000	299,749
Minebea Mitsumi, Inc.	17,300	163,617
		463,366
Media - 0.9%
Advertising - 0.0%
iCar Asia Ltd. (a)(d)	374,524	81,902
Cable & Satellite - 0.9%
DISH Network Corp. Class A (a)	500	27,390
Naspers Ltd. Class N	16,500	2,855,703
		2,883,093

TOTAL MEDIA		2,964,995

Metals & Mining - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	0
Road & Rail - 0.3%
Trucking - 0.3%
eHi Car Service Co. Ltd. sponsored ADR (a)(d)	106,250	1,089,063
Semiconductors & Semiconductor Equipment - 18.5%
Semiconductor Equipment - 2.9%
Amkor Technology, Inc. (a)	55,600	540,432
Applied Materials, Inc.	1,400	42,210
Entegris, Inc. (a)	55,800	972,036
EO Technics Co. Ltd.	13,070	772,956
Lam Research Corp.	20,900	1,979,439
Siltronic AG (a)	29,500	779,259
SMA Solar Technology AG (d)	3,955	126,132
SolarEdge Technologies, Inc. (a)(d)	10,600	182,638
STR Holdings, Inc. (a)	433	95
Sumco Corp.	244,500	2,011,799
SunEdison Semiconductor Ltd. (a)	29,300	333,727
Tessera Technologies, Inc.	22,100	849,524
Ultratech, Inc. (a)	26,600	613,928
Wonik QnC Corp. (a)	24,848	408,337
		9,612,512
Semiconductors - 15.6%
Advanced Micro Devices, Inc. (a)	99,900	690,309
Advanced Semiconductor Engineering, Inc.	1,500,700	1,805,538
Advanced Semiconductor Engineering, Inc. sponsored ADR	244,200	1,443,222
ams AG	35,000	1,134,843
Applied Micro Circuits Corp. (a)	12,600	87,570
ASPEED Tech, Inc.	23,000	331,895
Broadcom Ltd.	23,700	4,088,724
Cavium, Inc. (a)	8,991	523,276
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	57,355	1,135,629
Dialog Semiconductor PLC (a)	34,800	1,341,462
Diodes, Inc. (a)	3,600	76,824
Energy Conversion Devices, Inc. (a)	2,100	0
GlobalWafers Co. Ltd.	186,000	459,971
Himax Technologies, Inc. sponsored ADR	1,400	12,026
Hua Hong Semiconductor Ltd.	442,000	515,576
Inphi Corp. (a)	16,500	717,915
Integrated Device Technology, Inc. (a)	12,900	297,990
M/A-COM Technology Solutions Holdings, Inc. (a)	10,400	440,336
Macronix International Co. Ltd. (a)	88,000	11,829
MagnaChip Semiconductor Corp. (a)	8,400	70,056
Marvell Technology Group Ltd.	296,600	3,935,882
Maxim Integrated Products, Inc.	25,900	1,034,187
MaxLinear, Inc. Class A (a)	160,700	3,257,389
Melexis NV	2,710	194,499
Micron Technology, Inc. (a)	431,000	7,663,180
Microsemi Corp. (a)	9,882	414,846
Monolithic Power Systems, Inc.	22,100	1,779,050
NVIDIA Corp.	43,100	2,953,212
NXP Semiconductors NV (a)	29,249	2,983,690
ON Semiconductor Corp. (a)	106,000	1,305,920
On-Bright Electronics, Inc.	18,000	130,000
Power Integrations, Inc.	4,814	303,426
Qorvo, Inc. (a)	32,100	1,789,254
Qualcomm, Inc.	76,450	5,236,825
Sanken Electric Co. Ltd. (d)	75,000	242,227
Silicon Laboratories, Inc. (a)	19,100	1,123,080
Silicon Motion Technology Corp. sponsored ADR	16,100	833,819
Siliconware Precision Industries Co. Ltd. sponsored ADR	13,800	102,120
Sitronix Technology Corp.	44,000	146,094
SK Hynix, Inc.	48,542	1,782,816
Skyworks Solutions, Inc.	400	30,456
SunPower Corp. (a)(d)	364	3,247
Vanguard International Semiconductor Corp.	17,000	31,996
YoungTek Electronics Corp.	175	268
		52,462,474

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		62,074,986

Software - 15.7%
Application Software - 7.8%
8x8, Inc. (a)	41,500	640,345
Adobe Systems, Inc. (a)	17,000	1,845,180
Atlassian Corp. PLC	900	26,973
Autodesk, Inc. (a)	94,500	6,835,185
Blackbaud, Inc.	6,400	424,576
Broadleaf Co. Ltd.	54,900	602,971
BroadSoft, Inc. (a)	16,800	782,040
Callidus Software, Inc. (a)	47,700	875,295
Citrix Systems, Inc. (a)	9,800	835,156
Descartes Systems Group, Inc. (a)	78,200	1,682,675
HubSpot, Inc. (a)	2,700	155,574
Intuit, Inc.	13,700	1,507,137
Jive Software, Inc. (a)	10,700	45,582
Kingdee International Software Group Co. Ltd. (a)	72,400	28,906
LINE Corp. ADR (d)	749	36,252
Manhattan Associates, Inc. (a)	5,152	296,858
MobileIron, Inc. (a)	2,800	7,700
Mobileye NV (a)	16,200	689,634
Parametric Technology Corp. (a)	8,300	367,773
Pegasystems, Inc.	800	23,592
Salesforce.com, Inc. (a)	59,500	4,244,135
Sinosoft Tech Group Ltd.	720,000	351,116
Splunk, Inc. (a)	9,900	580,932
Ultimate Software Group, Inc. (a)	4,900	1,001,511
Verint Systems, Inc. (a)	666	25,062
Workday, Inc. Class A (a)	8,500	779,365
Workiva, Inc. (a)	21,300	386,169
Zendesk, Inc. (a)	39,000	1,197,690
		26,275,384
Home Entertainment Software - 5.5%
Activision Blizzard, Inc.	77,100	3,415,530
Capcom Co. Ltd.	70,700	1,739,429
Electronic Arts, Inc. (a)	31,700	2,707,180
NCSOFT Corp.	6,457	1,742,604
Nexon Co. Ltd.	140,700	2,210,199
NHN Entertainment Corp. (a)	5,846	318,152
Nintendo Co. Ltd.	12,300	3,293,358
Nintendo Co. Ltd. ADR	10,900	359,482
Rosetta Stone, Inc. (a)	1,100	9,328
Square Enix Holdings Co. Ltd.	61,500	2,120,709
WeMade Entertainment Co. Ltd. (a)	20,000	355,166
		18,271,137
Systems Software - 2.4%
Allot Communications Ltd. (a)	62,900	331,483
CyberArk Software Ltd. (a)	5,500	272,635
Infoblox, Inc. (a)	700	18,459
Microsoft Corp.	103,400	5,955,840
Proofpoint, Inc. (a)	19,500	1,459,575
Rapid7, Inc. (a)	500	8,825
Totvs SA	14,700	137,320
		8,184,137

TOTAL SOFTWARE		52,730,658

Technology Hardware, Storage & Peripherals - 10.4%
Technology Hardware, Storage & Peripherals - 10.4%
3D Systems Corp. (a)(d)	2,050	36,798
Apple, Inc.	294,615	33,306,232
HP, Inc.	38,617	599,722
HTC Corp.	92,000	257,793
Intevac, Inc. (a)	1,500	8,850
Nimble Storage, Inc. (a)	30,300	267,549
Pure Storage, Inc. Class A (a)(d)	2,600	35,230
Samsung Electronics Co. Ltd.	337	491,161
		35,003,335
TOTAL COMMON STOCKS
(Cost $245,928,312)		318,425,698

Convertible Preferred Stocks - 1.4%
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
China Internet Plus Holdings Ltd.:
Series A-11 (e)	259,152	1,000,508
Series B (e)	401,913	1,551,666
		2,552,174
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(e)	45,124	2,200,798
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,070,818)		4,752,972

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 0.43% (f)	12,787,471	12,791,307
Fidelity Securities Lending Cash Central Fund 0.46% (f)(g)	14,649,046	14,651,976
TOTAL MONEY MARKET FUNDS
(Cost $27,439,778)		27,443,283
TOTAL INVESTMENT PORTFOLIO - 104.5%
(Cost $276,438,908)		350,621,953
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(15,230,320)
NET ASSETS - 100%		$335,391,633

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,396,749 or 0.4% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,752,972 or 1.4% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$819,141
China Internet Plus Holdings Ltd. Series B	12/11/15	$1,551,666
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$700,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,614
Fidelity Securities Lending Cash Central Fund	331,458
Total	$345,072

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$318,425,698	$263,459,235	$54,966,463	$--
Convertible Preferred Stocks	4,752,972	--	--	4,752,972
Money Market Funds	27,443,283	27,443,283	--	--
Total Investments in Securities:	$350,621,953	$290,902,518	$54,966,463	$4,752,972

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$4,848,479
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(9,810)
Cost of Purchases	--
Proceeds of Sales	(85,697)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$4,752,972
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$4,752,972	Expected distribution	Recovery rate	0.0%	Increase
		Market approach	Transaction price	$3.86 - $48.77 / $24.66	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $276,714,625. Net unrealized appreciation aggregated $73,907,328, of which $87,723,643 related to appreciated investment securities and $13,816,315 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Financial Services Portfolio

September 30, 2016

VFS-QTLY-1116
1.807734.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Banks - 33.4%
Diversified Banks - 22.8%
Bank of America Corp.	291,542	$4,562,632
Citigroup, Inc.	98,939	4,672,889
Comerica, Inc.	20,629	976,164
JPMorgan Chase & Co.	48,854	3,253,188
The Bank of NT Butterfield & Son Ltd.	3,800	94,088
U.S. Bancorp	91,473	3,923,277
Wells Fargo & Co.	77,396	3,427,095
		20,909,333
Regional Banks - 10.6%
CoBiz, Inc.	34,356	457,278
Huntington Bancshares, Inc.	211,100	2,081,446
M&T Bank Corp.	13,380	1,553,418
PNC Financial Services Group, Inc.	28,000	2,522,520
Popular, Inc.	31,000	1,184,820
Preferred Bank, Los Angeles	5,700	203,775
SunTrust Banks, Inc.	39,000	1,708,200
		9,711,457

TOTAL BANKS		30,620,790

Capital Markets - 14.5%
Asset Management & Custody Banks - 5.8%
Affiliated Managers Group, Inc. (a)	5,084	735,655
BlackRock, Inc. Class A	5,000	1,812,300
Invesco Ltd.	29,477	921,746
Northern Trust Corp.	16,750	1,138,833
Oaktree Capital Group LLC Class A	17,400	737,760
		5,346,294
Financial Exchanges & Data - 4.3%
CME Group, Inc.	13,700	1,431,924
IntercontinentalExchange, Inc.	9,176	2,471,647
		3,903,571
Investment Banking & Brokerage - 4.4%
E*TRADE Financial Corp. (a)	38,800	1,129,856
Goldman Sachs Group, Inc.	15,710	2,533,552
Investment Technology Group, Inc.	19,746	338,446
Virtu Financial, Inc. Class A	4,600	68,862
		4,070,716

TOTAL CAPITAL MARKETS		13,320,581

Consumer Finance - 6.2%
Consumer Finance - 6.2%
Capital One Financial Corp.	40,153	2,884,190
Discover Financial Services	24,100	1,362,855
Synchrony Financial	51,700	1,447,600
		5,694,645
Diversified Financial Services - 6.4%
Multi-Sector Holdings - 6.4%
Berkshire Hathaway, Inc. Class B (a)	40,533	5,855,803
Equity Real Estate Investment Trusts (REITs) - 1.0%
Specialized REITs - 1.0%
American Tower Corp.	8,310	941,772
Insurance - 26.1%
Insurance Brokers - 4.0%
Brown & Brown, Inc.	37,100	1,399,041
Marsh & McLennan Companies, Inc.	34,600	2,326,850
		3,725,891
Life & Health Insurance - 4.1%
AFLAC, Inc.	22,000	1,581,140
Torchmark Corp.	34,290	2,190,788
		3,771,928
Multi-Line Insurance - 5.3%
American Financial Group, Inc.	18,600	1,395,000
American International Group, Inc.	45,600	2,705,904
Hartford Financial Services Group, Inc.	17,000	727,940
		4,828,844
Property & Casualty Insurance - 11.3%
Allied World Assurance Co. Holdings AG	30,200	1,220,684
Allstate Corp.	34,270	2,370,799
AmTrust Financial Services, Inc.	23,300	625,139
Chubb Ltd.	30,056	3,776,536
FNF Group	64,170	2,368,515
		10,361,673
Reinsurance - 1.4%
Reinsurance Group of America, Inc.	11,700	1,262,898

TOTAL INSURANCE		23,951,234

IT Services - 5.9%
Data Processing & Outsourced Services - 5.9%
MasterCard, Inc. Class A	13,700	1,394,249
The Western Union Co.	39,000	811,980
Visa, Inc. Class A	30,740	2,542,198
WEX, Inc. (a)	5,600	605,304
		5,353,731
Mortgage Real Estate Investment Trusts (REITs) - 1.8%
Mortgage REITs - 1.8%
American Capital Agency Corp.	40,800	797,232
American Capital Mortgage Investment Corp.	30,500	524,295
Redwood Trust, Inc.	19,400	274,704
		1,596,231
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Verisk Analytics, Inc. (a)	10,500	853,440
Software - 0.8%
Application Software - 0.8%
SS&C Technologies Holdings, Inc.	22,100	710,515
Thrifts & Mortgage Finance - 0.7%
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)	44,500	356,000
Radian Group, Inc.	19,200	260,160
Washington Mutual, Inc. (a)	5,300	0
		616,160
Trading Companies & Distributors - 0.3%
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	7,400	284,826
TOTAL COMMON STOCKS
(Cost $78,749,668)		89,799,728

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.43% (b)
(Cost $1,470,139)	1,469,955	1,470,396
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $80,219,807)		91,270,124
NET OTHER ASSETS (LIABILITIES) - 0.4%		353,879
NET ASSETS - 100%		$91,624,003

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,305
Fidelity Securities Lending Cash Central Fund	1,218
Total	$13,523

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $80,634,695. Net unrealized appreciation aggregated $10,635,429, of which $12,058,140 related to appreciated investment securities and $1,422,711 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Utilities Portfolio

September 30, 2016

VUT-QTLY-1116
1.807738.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Electric Utilities - 49.9%
Electric Utilities - 49.9%
American Electric Power Co., Inc.	57,260	$3,676,665
Edison International	61,877	4,470,613
Exelon Corp.	207,471	6,906,710
FirstEnergy Corp.	192,023	6,352,121
Great Plains Energy, Inc.	141,800	3,869,722
ITC Holdings Corp.	86,300	4,011,224
NextEra Energy, Inc.	166,431	20,357,842
OGE Energy Corp.	78,626	2,486,154
PG&E Corp.	197,347	12,071,716
Pinnacle West Capital Corp.	21,700	1,648,983
PNM Resources, Inc.	97,300	3,183,656
Westar Energy, Inc.	49,600	2,814,800
		71,850,206
Electrical Equipment - 0.4%
Heavy Electrical Equipment - 0.4%
Nordex Se (a)	16,800	510,306
Gas Utilities - 1.0%
Gas Utilities - 1.0%
South Jersey Industries, Inc.	50,200	1,483,410
Independent Power and Renewable Electricity Producers - 7.6%
Independent Power Producers & Energy Traders - 4.2%
Calpine Corp. (a)	232,134	2,934,174
Dynegy, Inc. (a)	102,439	1,269,219
NRG Yield, Inc. Class C	78,599	1,333,039
The AES Corp.	47,600	611,660
		6,148,092
Renewable Electricity - 3.4%
NextEra Energy Partners LP	96,796	2,707,384
Pattern Energy Group, Inc. (b)	95,953	2,157,983
		4,865,367

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		11,013,459

Multi-Utilities - 38.6%
Multi-Utilities - 38.6%
Avangrid, Inc.	196,900	8,226,482
Black Hills Corp. (b)	67,015	4,102,658
CenterPoint Energy, Inc.	151,914	3,528,962
Dominion Resources, Inc.	137,735	10,229,578
DTE Energy Co.	75,311	7,054,381
SCANA Corp.	63,872	4,622,417
Sempra Energy	166,081	17,802,222
		55,566,700
Oil, Gas & Consumable Fuels - 0.7%
Oil & Gas Storage & Transport - 0.7%
Cheniere Energy Partners LP Holdings LLC	41,900	952,806
Water Utilities - 1.1%
Water Utilities - 1.1%
American Water Works Co., Inc.	20,800	1,556,672
TOTAL COMMON STOCKS
(Cost $127,476,138)		142,933,559

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.43% (c)	4,077,843	4,079,066
Fidelity Securities Lending Cash Central Fund 0.46%(c)(d)	4,327,385	4,328,250
TOTAL MONEY MARKET FUNDS
(Cost $8,406,641)		8,407,316
TOTAL INVESTMENT PORTFOLIO - 105.2%
(Cost $135,882,779)		151,340,875
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(7,432,242)
NET ASSETS - 100%		$143,908,633

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,295
Fidelity Securities Lending Cash Central Fund	6,692
Total	$23,987

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $136,439,872. Net unrealized appreciation aggregated $14,901,003, of which $17,953,961related to appreciated investment securities and $3,052,958 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

September 30, 2016

VCSP-QTLY-1116
1.856924.109

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Beverages - 24.1%
Brewers - 1.4%
Anheuser-Busch InBev SA NV	8,036	$1,056,797
Carlsberg A/S Series B	2,000	190,709
China Resources Beer Holdings Co. Ltd.	18,666	39,782
Molson Coors Brewing Co. Class B	37,300	4,095,540
		5,382,828
Distillers & Vintners - 1.6%
Constellation Brands, Inc. Class A (sub. vtg.)	33,100	5,510,819
Kweichow Moutai Co. Ltd.	9,950	444,980
		5,955,799
Soft Drinks - 21.1%
Britvic PLC	95,900	749,534
Coca-Cola Bottling Co. Consolidated	44,730	6,627,197
Coca-Cola Central Japan Co. Ltd.	86,800	1,883,269
Coca-Cola European Partners PLC	141,300	5,637,870
Coca-Cola HBC AG	85,540	1,986,838
Fever-Tree Drinks PLC	79,944	1,005,108
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,285	302,351
Monster Beverage Corp. (a)	94,300	13,844,183
PepsiCo, Inc.	110,606	12,030,615
The Coca-Cola Co.	848,438	35,905,896
		79,972,861

TOTAL BEVERAGES		91,311,488

Biotechnology - 0.2%
Biotechnology - 0.2%
Enzymotec Ltd. (a)	84,900	594,300
Capital Markets - 1.0%
Asset Management & Custody Banks - 0.5%
Gores Holdings, Inc. (a)	179,700	1,940,760
Diversified Capital Markets - 0.5%
Beijing Yanjing Brewery (UBS Warrant Programme) ELS warrants 10/6/17 (a)(b)	1,724,279	2,035,231

TOTAL CAPITAL MARKETS		3,975,991

Chemicals - 0.7%
Fertilizers & Agricultural Chemicals - 0.7%
Monsanto Co.	6,100	623,420
Syngenta AG (Switzerland)	4,317	1,890,598
		2,514,018
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Scandinavian Tobacco Group A/S	20,027	341,443
Food & Staples Retailing - 14.2%
Drug Retail - 8.3%
CVS Health Corp.	190,739	16,973,864
Walgreens Boots Alliance, Inc.	179,200	14,447,104
		31,420,968
Food Distributors - 0.5%
Sysco Corp.	27,400	1,342,874
United Natural Foods, Inc. (a)	19,000	760,760
		2,103,634
Food Retail - 0.7%
Kroger Co.	88,752	2,634,159
Sprouts Farmers Market LLC (a)	1,700	35,105
Whole Foods Market, Inc.	3,600	102,060
		2,771,324
Hypermarkets & Super Centers - 4.7%
Costco Wholesale Corp.	91,500	13,954,665
Wal-Mart Stores, Inc.	51,704	3,728,892
		17,683,557

TOTAL FOOD & STAPLES RETAILING		53,979,483

Food Products - 15.9%
Agricultural Products - 0.2%
Ingredion, Inc.	7,200	958,032
Packaged Foods & Meats - 15.7%
Blue Buffalo Pet Products, Inc. (a)(c)	44,700	1,062,072
ConAgra Foods, Inc.	64,900	3,057,439
Danone SA	26,150	1,941,712
Greencore Group PLC	83,800	364,411
JBS SA	791,800	2,877,812
Kellogg Co.	4,300	333,121
Mead Johnson Nutrition Co. Class A	186,400	14,727,464
Mondelez International, Inc.	253,700	11,137,430
Post Holdings, Inc. (a)	19,300	1,489,381
The Hain Celestial Group, Inc. (a)	180,180	6,410,804
The Hershey Co.	29,100	2,781,960
The J.M. Smucker Co.	27,200	3,686,688
The Kraft Heinz Co.	63,900	5,719,689
TreeHouse Foods, Inc. (a)	43,600	3,801,484
		59,391,467

TOTAL FOOD PRODUCTS		60,349,499

Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Diplomat Pharmacy, Inc. (a)(c)	19,300	540,593
Household Durables - 1.0%
Housewares & Specialties - 1.0%
Newell Brands, Inc.	73,172	3,853,238
Household Products - 17.9%
Household Products - 17.9%
Colgate-Palmolive Co.	88,090	6,530,993
Procter & Gamble Co.	495,336	44,456,406
Spectrum Brands Holdings, Inc.	88,100	12,130,489
Svenska Cellulosa AB (SCA) (B Shares)	159,300	4,731,389
		67,849,277
Personal Products - 8.9%
Personal Products - 8.9%
Avon Products, Inc.	1,292,700	7,316,682
Coty, Inc.:
Class A (c)	293,900	6,906,650
Class A (d)	139,200	3,229,440
Estee Lauder Companies, Inc. Class A	65,200	5,774,112
Herbalife Ltd. (a)	89,500	5,548,105
Nu Skin Enterprises, Inc. Class A	52,888	3,426,085
Ontex Group NV	16,600	526,609
Unilever NV (Certificaten Van Aandelen) (Bearer)	26,917	1,240,154
		33,967,837
Specialty Retail - 0.2%
Specialty Stores - 0.2%
GNC Holdings, Inc.	41,061	838,466
Tobacco - 15.3%
Tobacco - 15.3%
Altria Group, Inc.	182,896	11,564,514
British American Tobacco PLC sponsored ADR	59,059	7,538,881
Imperial Tobacco Group PLC	19,368	997,501
Japan Tobacco, Inc.	23,000	941,510
Philip Morris International, Inc.	290,834	28,274,881
Reynolds American, Inc.	182,600	8,609,590
		57,926,877
TOTAL COMMON STOCKS
(Cost $322,132,967)		378,042,510

Convertible Preferred Stocks - 0.4%
Internet & Direct Marketing Retail - 0.4%
Internet & Direct Marketing Retail - 0.4%
The Honest Co., Inc. Series D (a)(e)
(Cost $1,499,986)	32,783	1,375,155

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.43% (f)	2,213,609	2,214,274
Fidelity Securities Lending Cash Central Fund 0.46% (f)(g)	6,607,993	6,609,314
TOTAL MONEY MARKET FUNDS
(Cost $8,822,267)		8,823,588
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $332,455,220)		388,241,253
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(8,841,554)
NET ASSETS - 100%		$379,399,699

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,035,231 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,375,155 or 0.4% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/3/15	$1,499,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,462
Fidelity Securities Lending Cash Central Fund	340,415
Total	$350,877

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$378,042,510	$366,568,477	$11,474,033	$--
Convertible Preferred Stocks	1,375,155	--	--	1,375,155
Money Market Funds	8,823,588	8,823,588	--	--
Total Investments in Securities:	$388,241,253	$375,392,065	$11,474,033	$1,375,155

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,514,940
Level 2 to Level 1	$4,509,306

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $333,143,233. Net unrealized appreciation aggregated $55,098,020, of which $62,463,011 related to appreciated investment securities and $7,364,991 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016